Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) Kilometers	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accounting Policies [Line Items]
Restricted cash		¥ 106,272	¥ 609,975
Allowance for credit loss on accounts receivable charged to income statement		67,654	69,731	¥ 10,039
Allowance for credit loss on accounts receivable current		67,181	34,198
Allowance for credit loss on accounts receivable non current		54,526	32,898
Short-term investments		1,262,129	2,833,763
Inventory write-downs		220,319	162,433	92,612
Research and development expenses	[1]	5,214,836	4,114,267	1,725,906
Advertising costs		577,569	873,256	517,135
Selling and marketing expenses total		5,028,958	4,276,366	1,737,765
Employer contribution to defined contribution plan		766,915	466,444	152,361
Dividend declared		0	0	0
General and Administrative Expense		1,659,288	1,029,067	1,182,884
Short-term deposits		14,921,688	25,858,007
Long-term deposits		7,353,916	3,217,266
Long-term deposits current		427,466	0
Impairment of indefinite-lived intangible assets		0	0	0
Other income other subsidies		¥ 109,168	350,596	86,830
Relocation and disposal costs			132,856
Other income government subsidies			214,486
Advance repayment of long term borrowing			700,000
License Of Maintenance And Overhauls [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		26 months
Bank Deposits for Letter of Credit Bank Notes and a Forward Exchange Contract [Member]
Accounting Policies [Line Items]
Restricted cash		¥ 84,371	600,058
Deposits Restriction Subject to Settlement of Dispute [Member]
Accounting Policies [Line Items]
Restricted cash		¥ 21,901	9,917
General Reserve Fund [Member]
Accounting Policies [Line Items]
Percentage of the after tax profits allocatable to statutory general reserve fund		10.00%
Appropriations to general reserve fund and statutory surplus fund		¥ 378	6,047	0
Minimum [Member]
Accounting Policies [Line Items]
Land use rights amortisation period		49 years 6 months
Minimum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		2 years
Minimum [Member] | Leaseholds and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		2 years
Minimum [Member] | General Reserve Fund [Member]
Accounting Policies [Line Items]
Statutory reserves as a percentage of the reserved capital of the company		50.00%
Maximum [Member]
Accounting Policies [Line Items]
Land use rights amortisation period		50 years
Maximum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Maximum [Member] | Leaseholds and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
CHINA
Accounting Policies [Line Items]
Short-term deposits		¥ 14,921,688	25,858,007
Customer Upgrade Programme [Member]
Accounting Policies [Line Items]
Period of validity of loyalty scheme offered		5 years
Period within which customers have to accept the loyalty scheme offered		30 days
Vehicles [Member]
Accounting Policies [Line Items]
Product warranty period		4 years
Distance for the vehicle used for which warranty is given | Kilometers		100,000
Cost of Sales [Member]
Accounting Policies [Line Items]
Inventory write-downs		¥ 220,319	162,433	92,612
Operating Expense [Member]
Accounting Policies [Line Items]
Gain loss on the disposal of propery plant and equipment		¥ 15,682	¥ 36,508	¥ 6,167

[1]	Share-based compensation was allocated in cost of sales and operating expenses as follows: